Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	12
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$231,820,772.58	0.5944122	$190,754,638.41	0.4891145	$41,066,134.18
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$953,050,772.58	0.6562671	$911,984,638.41	0.6279891	$41,066,134.18

Weighted Avg. Coupon (WAC)	4.50%		4.50%
Weighted Avg. Remaining Maturity (WARM)	43.94		43.11
Pool Receivables Balance	$1,008,696,022.66		$964,988,351.07
Remaining Number of Receivables	71,330		69,881

Adjusted Pool Balance	$992,761,221.44		$949,983,998.34

III. COLLECTIONS

Principal:
Principal Collections	$42,405,548.62
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$896,199.27
Total Principal Collections	$43,301,747.89

Interest:
Interest Collections	$3,715,218.86
Late Fees & Other Charges	$65,922.32
Interest on Repurchase Principal	$-
Total Interest Collections	$3,781,141.18

Collection Account Interest	$2,548.04
Reserve Account Interest	$452.35
Servicer Advances	$-

Total Collections	$47,085,889.46

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	12
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$47,085,889.46
Reserve Account Release	$-
Total Available for Distribution	$47,085,889.46

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$840,580.02		$840,580.02	$840,580.02
Collection Account Interest					$2,548.04
Late Fees & Other Charges					$65,922.32
Total due to Servicer					$909,050.38

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$104,319.35		$104,319.35
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$469,445.52		$469,445.52	$469,445.52

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$45,606,084.98

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$41,066,134.18

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$41,066,134.18
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$41,066,134.18		$41,066,134.18
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$41,066,134.18		$41,066,134.18

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,539,950.80

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,934,801.22
Beginning Period Amount	$15,934,801.22
Current Period Amortization	$930,448.49
Ending Period Required Amount	$15,004,352.73
Ending Period Amount	$15,004,352.73
Next Distribution Date Amount	$14,106,189.44

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	12
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$39,710,448.86	$37,999,359.93	$37,999,359.93
Overcollateralization as a % of Original Adjusted Pool	2.66%	2.54%	2.54%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.80%	69,042	98.40%	$949,578,305.41
30 - 60 Days	0.91%	639	1.20%	$11,617,023.36
61 - 90 Days	0.24%	169	0.33%	$3,204,053.90
91 + Days	0.04%	31	0.06%	$588,968.40
		69,881		$964,988,351.07
Total
Delinquent Receivables 61 + days past due	0.29%	200	0.39%	$3,793,022.30
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.20%	146	0.28%	$2,806,431.76
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.17%	122	0.23%	$2,397,651.88
Three-Month Average Delinquency Ratio	0.22%		0.30%

Repossession in Current Period		49		$992,036.99
Repossession Inventory		76		$821,552.42

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,302,122.97
Recoveries				$(896,199.27)
Net Charge-offs for Current Period				$405,923.70

Beginning Pool Balance for Current Period				$1,008,696,022.66

Net Loss Ratio				0.48%
Net Loss Ratio for 1st Preceding Collection Period				0.34%
Net Loss Ratio for 2nd Preceding Collection Period				0.03%
Three-Month Average Net Loss Ratio for Current Period				0.29%

Cumulative Net Losses for All Periods				$5,548,074.45
Cumulative Net Losses as a % of Initial Pool Balance				0.36%

Principal Balance of Extensions				$4,052,710.08
Number of Extensions				211

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